Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock
Diluted weighted average outstanding	2,441,063	14,645,135	2,441,063	14,645,135	7,700,506	12,204,321
Diluted net income (loss) per share	$ (0.08)	$ 0.00	$ (0.10)	$ 0.00	$ (0.08)	$ 0.00
Class B Common Stock
Diluted weighted average outstanding	3,457,807	3,457,807	3,457,807	3,457,807	3,189,105	3,457,807
Diluted net income (loss) per share	$ (0.08)	$ 0.00	$ (0.10)	$ 0.00	$ (0.08)	$ 0.00